UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902 (Name and address of agent for service)

Registrant’s telephone number, including area code: Funds Investor Services 1-877-721-1926

Date of fiscal year end: March 31
Date of reporting period: December 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET CALIFORNIA MUNICIPAL MONEY MARKET FUND

FORM N-Q
DECEMBER 31, 2010

Schedule of investments (unaudited)	December 31, 2010

WESTERN ASSET CALIFORNIA MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

SHORT-TERM INVESTMENTS — 100.0%

Education — 13.7%

ABAG Finance Authority for Nonprofit Corp., CA, Revenue:
Branson School, LOC-Allied Irish Bank PLC	0.330%	7/1/38	$6,350,000	$6,350,000	(a)(b)
California Alumni Association Project, LOC-Bank of America N.A.	0.510%	4/1/34	2,965,000	2,965,000	(a)(b)
Ecole Bilingue De Berkeley, LOC-Bank of the West	0.340%	1/1/39	4,145,000	4,145,000	(a)(b)
Francis Parker School Project, LOC-Bank of New York	0.360%	9/1/35	12,000,000	12,000,000	(a)(b)
Point Loma Nazarene University, LOC-Wells Fargo Bank N.A.	0.280%	10/1/33	1,900,000	1,900,000	(a)(b)
Santa Cruz Montessori School, LOC-Comerica Bank	0.450%	1/1/37	4,255,000	4,255,000	(a)(b)
Schools of the Sacred Heart of San Francisco, LOC-Bank of America N.A.	0.390%	6/1/30	3,600,000	3,600,000	(a)(b)
Valley Christian Schools, LOC-Bank of America N.A.	0.310%	11/1/32	15,500,000	15,500,000	(a)(b)
California EFA Revenue, Stanford University	0.280%	10/1/17	100,000	100,000	(a)(b)
California EFA, TECP	0.290%	2/3/11	14,100,000	14,100,000
California EFA, TECP, Stanford University	0.460%	3/16/11	25,500,000	25,500,000
California Infrastructure & Economic Development Bank Revenue:
California Academy of Sciences, LOC-Bank of Nova Scotia	0.260%	9/1/38	3,200,000	3,200,000	(a)(b)
Jserra Catholic High School, LOC-Comercia Bank	0.330%	9/1/34	3,500,000	3,500,000	(a)(b)
JSerra Catholic High School, LOC-U.S. Bank N.A.	0.280%	9/1/34	4,400,000	4,400,000	(a)(b)
Loyola High School District, LOC-First Republic Bank, FHLB	0.300%	12/1/35	11,200,000	11,200,000	(a)(b)
California MFA Revenue:
Gideon Hausner Jewish Day, LOC-U.S. Bank N.A.	0.340%	7/1/38	2,000,000	2,000,000	(a)(b)
Trinity School, LOC-Comerica Bank	0.450%	6/1/37	2,870,000	2,870,000	(a)(b)
Westmont College, LOC-U.S. Bank N.A.	0.340%	1/1/40	19,000,000	19,000,000	(a)(b)
California Statewide CDA, Webb Schools, LOC- Bank of New York	0.340%	9/1/37	8,680,000	8,680,000	(a)(b)
California Statewide CDA Revenue:
Concordia University Project, LOC-U.S. Bank	0.320%	10/1/31	20,250,000	20,250,000	(a)(b)
Los Angeles County Museum of Art, LOC-Wells Fargo Bank N.A.	0.320%	12/1/34	5,135,000	5,135,000	(a)(b)
Los Angeles County Museum of Art, LOC-Wells Fargo Bank N.A.	0.290%	12/1/37	18,300,000	18,300,000	(a)(b)
The Master’s College & Seminary, LOC-U.S. Bank N.A.	0.350%	2/1/37	600,000	600,000	(a)(b)
The Pegasus School, LOC-Bank of America N.A.	0.490%	9/1/28	340,000	340,000	(a)(b)
University Retirement Community Project, LOC- Bank of America N.A.	0.320%	11/15/38	680,000	680,000	(a)(b)
Coachella Valley, CA, USD, COP, 2006 School Financing Project, AGM, SPA-Dexia Credit Local	0.380%	9/1/36	6,700,000	6,700,000	(a)(b)
Hemet, CA, USD, COP, School Facilities Project, LOC-State Street Bank & Trust Co.	0.290%	10/1/36	5,400,000	5,400,000	(a)(b)
Murrieta Valley, CA, USD, COP, School Facility Bridge Funding Program, LOC-U.S. Bank N.A.	0.290%	5/1/41	10,900,000	10,900,000	(a)(b)
Paramount, CA, USD:
COP, School Facility Bridge Funding, AGM, SPA-Wells Fargo N.A.	0.350%	9/1/31	10,520,000	10,520,000	(a)(b)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	December 31, 2010

WESTERN ASSET CALIFORNIA MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Education — (continued)

School Facility Bridge Funding Program, AGM, SPA-Wells Fargo Bank N.A.	0.350%	9/1/30	$6,270,000	$6,270,000	(a)(b)
Perris, CA, Union High School District, COP:
School Financing Project, AGM, SPA-Dexia Credit Local	0.550%	9/1/18	1,060,000	1,060,000	(a)(b)
School Financing Project, AGM, SPA-Dexia Credit Local	0.550%	9/1/33	3,550,000	3,550,000	(a)(b)
Puerto Rico Industrial, Tourist Educational, Medical & Environmental Pollution Control Facilities
Financing Authority, Ana G. Mendez University Systems Project, LOC-Banco Bilbao Vizcaya	0.280%	10/1/21	4,300,000	4,300,000	(a)(b)
San Diego County, CA, COP, Friends of Chabad, LOC-Comerica Bank	0.330%	1/1/23	2,440,000	2,440,000	(a)(b)
Santa Maria, CA, Joint Unified High School District, COP, LOC-Bank of America N.A.	0.590%	6/1/33	400,000	400,000	(a)(b)

Total Education				242,110,000

Finance — 2.2%

California Municipal Finance Authority Revenue, Boy Scouts of America, LOC-Bank of America N.A.	0.390%	12/15/38	11,555,000	11,555,000	(a)(b)
California Statewide CDA Revenue	2.000%	6/30/11	4,000,000	4,027,130
Los Angeles County, CA, Capital Asset Leasing Corp., TECP, LOC-Wells Fargo Bank N.A.	0.300%	2/8/11	6,600,000	6,600,000
Modesto, CA, Public Financing Authority Lease Revenue, LOC-Bank of America N.A.	0.390%	9/1/33	2,700,000	2,700,000	(a)(b)
Oakland, CA, Joint Powers Financing Authority Revenue, Fruitvale Transit Village, LOC-Citibank N.A.	0.310%	7/1/33	13,045,000	13,045,000	(a)(b)
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Public Safety Project, LOC-Wells Fargo Bank N.A.	0.340%	4/1/39	1,535,000	1,535,000	(a)(b)

Total Finance				39,462,130

General Obligation — 12.0%

California State Economic Recovery, GO, LOC- Bank of America N.A.	0.300%	7/1/23	10,900,000	10,900,000	(a)(b)
California State, GO:
Kindergarten, LOC-Citibank N.A.	0.290%	5/1/34	8,900,000	8,900,000	(a)(b)
Kindergarten-University, LOC-Citibank N.A.	0.260%	5/1/34	1,000,000	1,000,000	(a)(b)
LOC-Bank of Montreal	0.290%	5/1/33	29,300,000	29,300,000	(a)(b)
LOC-JPMorgan Chase	0.300%	5/1/33	10,000,000	10,000,000	(a)(b)
LOC-Scotiabank	0.320%	5/1/33	25,000,000	25,000,000	(a)(b)
Commonwealth of Puerto Rico, GO:
LOC-Wells Fargo Bank N.A.	0.280%	7/1/34	5,310,000	5,310,000	(a)(b)
LOC-Wells Fargo Bank N.A.	0.280%	7/1/34	1,500,000	1,500,000	(a)(b)
Public Improvement, AGM, LOC-Wells Fargo Bank N.A.	0.220%	7/1/32	12,540,000	12,540,000	(a)(b)
Public Improvement, AGM, SPA-Dexia Credit Local	0.330%	7/1/18	6,600,000	6,600,000	(a)(b)
Public Improvement, AGM, SPA-Dexia Credit Local	0.330%	7/1/21	13,700,000	13,700,000	(a)(b)
Public Improvement, AGM, SPA-Dexia Credit Local	0.330%	7/1/21	4,855,000	4,855,000	(a)(b)
Public Improvement, AGM, SPA-Dexia Credit Local	0.280%	7/1/27	3,000,000	3,000,000	(a)(b)
Public Improvement, AGM, SPA-Dexia Credit Local	0.280%	7/1/28	45,795,000	45,795,000	(a)(b)
Public Improvement, AGM, SPA-JPMorgan Chase	0.280%	7/1/29	5,900,000	5,900,000	(a)(b)
Public Improvements, AGM, SPA-Dexia Bank	0.330%	7/1/24	4,600,000	4,600,000	(a)(b)
Davis, CA, Joint USD Yolo County, GO, TRAN	1.250%	6/1/11	8,500,000	8,522,721

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	December 31, 2010

WESTERN ASSET CALIFORNIA MUNICIPAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

General Obligation — (continued)

San Mateo, CA, Union High School District, GO, BAN	2.000%	2/28/11	$9,400,000	$9,420,356
Santee, CA, School District, GO, BAN	2.500%	5/1/11	5,940,000	5,971,400

Total General Obligation				212,814,477

Health Care — 17.6%

ABAG Finance Authority for Nonprofit Corp., CA, Revenue:
On Lok Senior Health Services, LOC-Wells Fargo Bank N.A.	0.280%	8/1/38	6,400,000	6,400,000	(a)(b)
Sharp Healthcare, LOC-Bank of America N.A.	0.300%	8/1/24	16,900,000	16,900,000	(a)(b)
Sharp Healthcare, LOC-Citibank N.A.	0.300%	8/1/35	18,300,000	18,300,000	(a)(b)
California Health Facilities Finance Authority Revenue:
Hospital Adventist Health Systems, LOC-Wells Fargo Bank N.A.	0.220%	9/1/25	8,000,000	8,000,000	(a)(b)
Kaiser Permanente	0.300%	6/1/41	42,435,000	42,435,000	(a)(b)
Stanford Hospital	0.320%	11/15/45	50,600,000	50,600,000	(a)(b)
California Health Facilities Financing Authority Revenue:
Catholic Healthcare West, LOC-Citibank N.A.	0.300%	7/1/33	35,400,000	35,400,000	(a)(b)
Catholic Healthcare West, NATL, LOC- JPMorgan Chase	0.320%	7/1/16	15,420,000	15,420,000	(a)(b)
Children’s Hospital of Orange County, LOC-U.S. Bank N.A.	0.320%	11/1/38	7,300,000	7,300,000	(a)(b)
Scripps Health, LOC-Bank of America N.A.	0.300%	10/1/31	17,415,000	17,415,000	(a)(b)
Scripps Health, LOC-Union Bank of California N.A.	0.300%	10/1/31	18,400,000	18,400,000	(a)(b)
California Infrastructure & Economic Development Bank Revenue, Buck Institute for Age Research, LOC-U.S. Bank N.A.	0.320%	11/15/37	2,675,000	2,675,000	(a)(b)
California Statewide CDA Revenue:
American Baptist Homes West, LOC-LaSalle Bank N.A.	0.300%	10/1/36	7,800,000	7,800,000	(a)(b)
John Muir Health, LOC-Wells Fargo Bank N.A.	0.290%	8/15/27	500,000	500,000	(a)(b)
Kaiser Permanente	0.310%	5/1/33	31,065,000	31,065,000	(a)(b)
Kaiser Permanente	0.310%	4/1/45	1,900,000	1,900,000	(a)(b)
Rady Children’s Hospital, LOC-Wells Fargo Bank N.A.	0.220%	8/15/47	14,250,000	14,250,000	(a)(b)
Santa Clara County, CA, Financing Authority Revenue, El Camino Hospital, LOC-Wells Fargo Bank N.A.	0.290%	2/1/44	13,500,000	13,500,000	(a)(b)
Stockton, CA, Health Facilities Revenue, Dameron Hospital Association, LOC-Citibank N.A.	0.320%	12/1/32	2,920,000	2,920,000	(a)(b)

Total Health Care				311,180,000

Housing: Multi-Family — 15.2%

ABAG Finance Authority for Nonprofit Corp., CA, MFH Revenue:
Amber Court Apartments, LIQ-FNMA	0.300%	12/15/32	1,750,000	1,750,000	(a)(b)
Arbors Apartments, LIQ-FNMA	0.320%	12/15/32	3,725,000	3,725,000	(a)(b)
Affordable Housing Agency, CA, Multi-Family Revenue, Westridge Hilltop, FNMA, LIQ-FNMA	0.300%	9/15/33	600,000	600,000	(a)(b)
Alameda, CA, Public Financing Authority, Multi- Family Revenue, LIQ-FNMA	0.370%	5/15/35	4,135,000	4,135,000	(a)(b)
Anaheim, CA, MFH Revenue, Cobblestone Apartments, FNMA-Collateralized	0.340%	3/15/33	1,580,000	1,580,000	(a)(b)(c)
California Statewide CDA Revenue, Retirement Housing Foundation, LOC-KBC Bank NV	0.320%	9/1/30	14,100,000	14,100,000	(a)(b)
California Statewide CDA, MFH Revenue:
Arbor Ridge Apartments, FHLMC, LIQ-FHLMC	0.350%	11/1/36	6,905,000	6,905,000	(a)(b)(c)
Avian Glen Apartments Project, LOC-Citibank N.A.	0.390%	8/1/39	400,000	400,000	(a)(b)(c)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	December 31, 2010

WESTERN ASSET CALIFORNIA MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Housing: Multi-Family — (continued)

Breezewood Apartments, FNMA, LIQ-FNMA	0.330%	4/15/36	$3,415,000	$3,415,000	(a)(b)(c)
Campus Pointe Apartments, FNMA, LIQ-FNMA	0.350%	10/15/40	7,550,000	7,550,000	(a)(b)(c)
David Avenue Apartments, FHLMC, LIQ-FHLMC	0.530%	12/1/42	7,050,000	7,050,000	(a)(b)(c)
Harmony Court Apartments, FNMA, LIQ-FNMA	0.330%	1/15/37	7,605,000	7,605,000	(a)(b)(c)
Parkside Terrace, FHLMC, LIQ-FHLMC	0.350%	6/1/27	7,009,000	7,009,000	(a)(b)(c)
Phoenix Terrace Apartments, FNMA, LIQ-FNMA	0.360%	3/15/32	3,550,000	3,550,000	(a)(b)(c)(d)
Ridgeway Apartments, FHLMC, LIQ-FHLMC	0.280%	9/1/39	1,485,000	1,485,000	(a)(b)
Stoneridge Elk Grove, LOC-Citibank N.A.	0.340%	10/1/38	6,440,000	6,440,000	(a)(b)(c)
California Statewide CDA, Multi-Family Revenue:
Dublin Ranch Senior Apartments, LIQ-FNMA	0.330%	12/15/37	6,200,000	6,200,000	(a)(b)(c)
Housing, Foxwood Apartments, LOC-Wells Fargo Bank	0.290%	9/1/29	3,700,000	3,700,000	(a)(b)
Varenna Care Center LP, LOC-FHLB	0.330%	2/15/41	5,685,000	5,685,000	(a)(b)
Contra Costa County, CA, MFH Revenue, Creekview Apartments, FHLMC, LIQ-FHLMC	0.320%	7/1/36	8,700,000	8,700,000	(a)(b)(c)
Contra Costa County, CA, MFH Revenue, Pleasant Hill BART Transit, LOC-Bank of America N.A.	0.330%	4/15/46	2,200,000	2,200,000	(a)(b)(c)
Corona, CA, MFH Revenue, Housing Country Hills Project, FHLMC-Collateralized	0.320%	2/1/25	6,955,000	6,955,000	(a)(b)
Daly City, CA, HFA, Multi-Family Revenue, Serramonte Del Rey, LIQ-FNMA	0.320%	10/15/29	8,800,000	8,800,000	(a)(b)
Los Angeles, CA, Community RDA, MFH Revenue, Grand Promenade Project, FHLMC	0.320%	4/1/32	20,800,000	20,800,000	(a)(b)
Modesto, CA, MFH Revenue, VY Oak Project, LIQ-FHLMC	0.390%	8/1/38	4,425,000	4,425,000	(a)(b)
Oceanside, CA, MFH Revenue, Shadow Way Apartments LP, LOC-FHLMC	0.370%	3/1/49	3,000,000	3,000,000	(a)(b)
Orange County, CA, Apartment Development Revenue:
Villas Aliento, FNMA, LIQ-FNMA	0.390%	8/15/28	1,400,000	1,400,000	(a)(b)
Villas La Paz, LIQ-FNMA	0.390%	8/15/28	3,600,000	3,600,000	(a)(b)
WLCO LF Partners Issue G, FNMA, LIQ-FNMA	0.290%	11/15/28	20,000,000	20,000,000	(a)(b)
WLCO LF Partners Issue G, FNMA, LIQ-FNMA	0.290%	11/15/28	7,100,000	7,100,000	(a)(b)
Orange County, CA, Housing Authority, Apartment Development Revenue, Oasis Martinique I, FNMA, LIQ-FNMA	0.330%	6/15/28	14,340,000	14,340,000	(a)(b)
Sacramento County, CA, Housing Authority, MFH Revenue:
Ashford Heights Apartments, LIQ-FNMA	0.320%	12/15/39	10,555,000	10,555,000	(a)(b)(c)
Logan Park Apartments, FHLMC, LIQ-FHLMC	0.350%	5/1/42	17,800,000	17,800,000	(a)(b)(c)
Seasons at Winter, LIQ-FHLMC	0.350%	8/1/34	15,000,000	15,000,000	(a)(b)(c)
The Lofts at Natomas Apartments LLC, LIQ-FNMA	0.320%	6/15/36	1,580,000	1,580,000	(a)(b)(c)
San Diego, CA, Housing Authority, MFH Revenue, Studio 15 Housing Partners LLC, LOC-Citibank N.A.	0.330%	10/1/39	7,405,000	7,405,000	(a)(b)(c)
San Francisco, CA, City & County RDA, Multi-Family Revenue:
Namiki Apartments, LOC-Citibank N.A.	0.320%	11/1/36	2,100,000	2,100,000	(a)(b)(c)
Notre Dame Housing Partners LP, LOC-Citibank N.A.	0.320%	12/1/33	7,080,000	7,080,000	(a)(b)(c)
Ocean Beach Apartments, LOC-Citibank N.A.	0.320%	8/1/32	75,000	75,000	(a)(b)(c)
San Jose, CA, MFH Revenue:
Brookwood Terrace Apartments LP, LOC-JPMorgan Chase	0.330%	1/1/14	3,445,000	3,445,000	(a)(b)
Sunset Square Apartments Project, LOC-Citibank N.A.	0.340%	6/1/34	4,100,000	4,100,000	(a)(b)(c)
Upland, CA, Housing Authority, MFH Revenue, Upland Village Green, LIQ-FHLMC	0.450%	9/1/28	3,745,000	3,745,000	(a)(b)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	December 31, 2010

WESTERN ASSET CALIFORNIA MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Housing: Multi-Family — (continued)

Vacaville, CA, MFH Revenue, Sycamores
Apartments, FNMA, LOC-FNMA	0.310%	5/15/29	$1,075,000	$1,075,000	(a)(b)

Total Housing: Multi-Family				268,164,000

Industrial Revenue — 1.1%

Alameda County, CA, IDA Revenue:
JMS Family Partnership, LOC-Wells Fargo Bank N.A.	0.340%	10/1/25	2,330,000	2,330,000	(a)(b)(c)
Plyproperties Project, LOC-Wells Fargo Bank, N.A.	0.370%	5/1/27	4,460,000	4,460,000	(a)(b)(c)
California Infrastructure & Economic Development Bank Revenue, California Academy of Sciences, LOC-Northern Trust Co.	0.260%	9/1/38	3,420,000	3,420,000	(a)(b)
California State Enterprise Development Authority Revenue, Sunpower Corp. Project, Recovery Zone Facility, LOC-Barclays Bank PLC	0.330%	4/1/31	5,700,000	5,700,000	(a)(b)
California Statewide CDA, A&B Die Casting Corp., LOC-Bank of America N.A.	0.570%	4/1/23	1,000,000	1,000,000	(a)(b)(c)
California Statewide CDA Revenue, Nonprofits Insurance Alliance, LOC-Comerica Bank	0.450%	9/1/20	1,080,000	1,080,000	(a)(b)
Riverside County, CA IDA, IDR, Spenuzza Inc. Project, LOC-Bank of America N.A.	0.570%	11/1/34	1,760,000	1,760,000	(a)(b)(c)

Total Industrial Revenue				19,750,000

Life Care Systems — 0.7%

ABAG Finance Authority for Nonprofit Corp., CA:
Eskaton Village-Roseville, LOC-KBC Bank N.V.	0.350%	12/1/37	7,150,000	7,150,000	(a)(b)
Revenue, Pathways Home Health Hospice, LOC-U.S. Bank	0.350%	10/1/34	5,600,000	5,600,000	(a)(b)

Total Life Care Systems				12,750,000

Miscellaneous — 2.9%

Irvine, CA Improvement Bond Act of 1915,
Assessment District 87-8, LOC-KBC Bank NV	0.280%	9/2/24	7,974,000	7,974,000	(a)(b)
Laguna Hills, CA, COP	3.000%	2/1/11	740,000	741,520
Oakland, CA, Joint Powers Financing Authority Revenue, Fruitvale Health Project Inc., LOC-Citibank N.A.	0.310%	7/1/33	2,295,000	2,295,000	(a)(b)
Orange County, CA, TECP:
LOC-Dexia Credit Local	0.360%	1/20/11	6,700,000	6,700,000
LOC-Dexia Credit Local	0.370%	2/8/11	2,700,000	2,700,000
Riverside County, CA, Asset Leasing Corp. Leasehold Revenue, Southwest Justice, Assured Guaranty, LOC-Union Bank of California	0.310%	11/1/32	24,800,000	24,800,000	(a)(b)
Riverside County, CA, Teeter Obligation, TECP,
LOC-Bank of Nova Scotia	0.310%	2/10/11	6,000,000	6,000,000

Total Miscellaneous				51,210,520

Pollution Control — 1.9%

California PCFA, Exempt Facilities Revenue,
Exxon Mobil Project	0.250%	12/1/29	5,000,000	5,000,000	(a)(b)(c)
California PCFA, PCR, ExxonMobil Project	0.180%	4/1/17	11,900,000	11,900,000	(a)(b)
California PCFA, Solid Waste Disposal Revenue:
Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A.	0.340%	10/1/37	1,995,000	1,995,000	(a)(b)(c)
Garaventa Enterprises, LOC-Bank of America N.A.	0.360%	10/1/36	8,640,000	8,640,000	(a)(b)(c)
Waste Connections Inc. Project, LOC-Bank of America N.A	0.410%	8/1/18	6,000,000	6,000,000	(a)(b)(c)

Total Pollution Control				33,535,000

Pre-Refunded Bonds/Escrowed to Maturity — 0.8%

Castaic Lake Water Agency, COP, Revenue, NATL	5.250%	8/1/23	13,500,000	13,686,268	(e)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	December 31, 2010

WESTERN ASSET CALIFORNIA MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Public Facilities — 4.7%

California Infrastructure & Economic Development
Bank Revenue, Santa Barbara Center for
Performing Arts Inc., LOC-Bank of America N.A.	0.400%	12/1/38	$6,885,000	$6,885,000	(a)(b)
Fremont, CA, COP, LOC-U.S. Bank N.A.	0.330%	8/1/38	8,300,000	8,300,000	(a)(b)
Glendale, CA, COP, Police Building Project, SPA-Morgan Guaranty Trust	0.330%	6/1/30	15,700,000	15,700,000	(a)(b)
Hesperia, CA, COP, Civic Plaza Financing, LOC- Bank of America N.A.	0.490%	10/1/34	11,085,000	11,085,000	(a)(b)
Hesperia, CA, Public Financing Authority Revenue, 1993 Street Improvement Project, LOC-Bank of America N.A.	0.510%	10/1/23	1,850,000	1,850,000	(a)(b)
Irvine, CA, Improvement Bond Act 1915:
Assessment District No. 07-22, LOC-KBC Bank N.V.	0.280%	9/2/32	15,466,000	15,466,000	(a)(b)
Assessment District No. 94, LOC-State Street Bank & Trust Co.	0.280%	9/2/22	13,900,000	13,900,000	(a)(b)
Orange County, CA, Improvement Bond, Assessment District No. 88-1, LOC-KBC Bank N.V.	0.270%	9/2/18	10,000,000	10,000,000	(a)(b)

Total Public Facilities				83,186,000

Solid Waste/Resource Recovery — 1.6%

California PCFA:
Athens Disposal Inc. Project, LOC-Wells Fargo Bank N.A.	0.360%	8/1/19	2,535,000	2,535,000	(a)(b)(c)
Athens Services Project, LOC-Wells Fargo Bank N.A.	0.360%	5/1/21	6,345,000	6,345,000	(a)(b)(c)
BLT Enterprises, LOC-Wells Fargo Bank N.A.	0.360%	4/1/29	920,000	920,000	(a)(b)(c)
Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A.	0.340%	10/1/29	1,620,000	1,620,000	(a)(b)(c)
California PCFA, Solid Waste Disposal Revenue:
Burrtec Waste Group Inc., LOC-U.S. Bank N.A.	0.340%	10/1/38	8,380,000	8,380,000	(a)(b)(c)
Pleasanton Garbage Service Inc. Project, LOC- Wells Fargo Bank N.A.	0.320%	6/1/40	2,400,000	2,400,000	(a)(b)
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Crown Disposal Co. Inc., LOC-Union Bank N.A.	0.350%	9/1/30	5,500,000	5,500,000	(a)(b)

Total Solid Waste/Resource Recovery				27,700,000

Tax Allocation — 0.6%

Morgan Hill, CA, RDA Tax Allocation, Ojo De Agua Redevelopment Project, LOC-Scotiabank	0.320%	9/1/33	10,540,000	10,540,000	(a)(b)

Transportation — 9.4%

California Transit Finance Authority, AGM, SPA- Credit Suisse First Boston	0.390%	10/1/27	1,000,000	1,000,000	(a)(b)
Los Angeles County, CA, MTA, Sales Tax Revenue:
LOC-Sumitomo Mitsui Banking	0.280%	7/1/25	6,000,000	6,000,000	(a)(b)
SPA-JPMorgan Chase	0.290%	7/1/23	3,600,000	3,600,000	(a)(b)
Orange County, CA, Local Transportation Authority, Sales Tax Revenue, TECP, LOC-Dexia Credit Local, Bank of America N.A., BNP Paribas, JPMorgan Chase	0.350%	2/7/11	23,000,000	23,000,000
Sacramento, CA, Transportation Authority, Sales Tax Revenue, LIQ-Barclays Bank PLC	0.250%	10/1/38	10,000,000	10,000,000	(a)(b)
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, TECP, LOC- Dexia Credit Local	0.350%	2/4/11	9,400,000	9,400,000
San Francisco, CA, City & County Airports Commission, International Airport Revenue, AGM, SPA-Dexia Credit Local	0.420%	5/1/29	21,045,000	21,045,000	(a)(b)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	December 31, 2010

WESTERN ASSET CALIFORNIA MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Transportation — (continued)

San Joaquin County, CA, Transportation Authority, Sales
Tax Revenue, TECP:
LOC-Citibank N.A.	0.280%	1/26/11	$47,000,000	$47,000,000
LOC-Citibank N.A.	0.300%	1/26/11	3,000,000	3,000,000
LOC-Citibank N.A.	0.320%	2/9/11	26,000,000	26,000,000
San Jose, CA, International Airport, TECP, LOC-
JPMorgan Chase, Bank of America N.A.	0.320%	1/11/11	10,000,000	10,000,000
Santa Clara Valley, CA, Transportation Authority,
Sales Tax Revenue, SPA-Dexia Credit Local	0.390%	6/1/26	6,100,000	6,100,000	(a)(b)

Total Transportation				166,145,000

Utilities — 4.8%

California Alternative Energy Source Financing Authority, Cogeneration Revenue, Refunding, GE Capital Corp., Arroyo	0.320%	10/1/20	3,300,000	3,300,000	(a)(b)(c)
California Infrastructure & Economic Development Bank Revenue, Pacific Gas & Electric Co., LOC- Wells Fargo Bank N.A.	0.220%	12/1/16	7,040,000	7,040,000	(a)(b)
California State Department of Water Resources, Power Supply Revenue, AGM, SPA-Dexia Credit Local	0.330%	5/1/22	100,000	100,000	(a)(b)
Hillsborough, CA, COP, Water & Sewer Systems Projects, SPA-JPMorgan Chase	0.330%	6/1/35	4,900,000	4,900,000	(a)(b)
Los Angeles, CA, Department of Water & Power:
Subordinated, SPA-Bank of America, Bayerische Landesbank, Dexia Credit Local, JPMorgan Chase, Landesbank Baden Wuerttemburg, State Street Bank & Trust Co., Westdeutsche Landesbank	0.270%	7/1/34	3,900,000	3,900,000	(a)(b)
Subordinated, SPA-Bank of America, Bayerische Landesbank, Dexia Credit Local, JPMorgan Chase, Landesbank Baden Wurttemberg, State Street Bank & Trust Co., Westdeutsche Landesbank	0.340%	7/1/34	21,600,000	21,600,000	(a)(b)
Los Angeles, CA, Department of Water & Power Revenue, Power Systems, SPA-Helaba	0.290%	7/1/35	12,300,000	12,300,000	(a)(b)
Southern California Public Power Authority Transmission Project Revenue, AMBAC, LOC- Lloyds TSB Bank PLC	0.320%	7/1/19	900,000	900,000	(a)(b)
Southern California Public Power Authority, Project Revenue, LOC-KBC Bank N.V.	0.310%	7/1/36	31,645,000	31,645,000	(a)(b)

Total Utilities				85,685,000

Water & Sewer — 10.8%

Bakersfield, CA, Wastewater Revenue, AGM, SPA- Dexia Credit Local	0.380%	9/1/35	12,500,000	12,500,000	(a)(b)
Central Basin Municipal Water District, CA, COP, LOC-U.S. Bank N.A.	0.310%	8/1/37	13,000,000	13,000,000	(a)(b)
East Bay, CA, MUD Water Systems Revenue	0.340%	3/1/11	4,135,000	4,135,000	(f)
Eastern Municipal Water District, Water & Sewer Revenue, COP, SPA-Wells Fargo Bank N.A.	0.340%	7/1/35	23,975,000	23,975,000	(a)(b)
Hillsborough, CA, COP:
Water & Sewer Systems Project, SPA- JPMorgan Chase	0.330%	6/1/30	6,600,000	6,600,000	(a)(b)
Water & Sewer Systems Projects, SPA- JPMorgan Chase	0.330%	6/1/33	12,700,000	12,700,000	(a)(b)
Los Angeles, CA, Department of Water & Power Waterworks Revenue, SPA-Banco Bilbao Vizcaya	0.270%	7/1/35	9,100,000	9,100,000	(a)(b)
Los Angeles, CA, Wastewater Systems Revenue, LOC-JPMorgan Chase	0.290%	6/1/28	1,600,000	1,600,000	(a)(b)
Metropolitan Water District of Southern California:
SPA-BNP Paribas	0.250%	7/1/35	17,500,000	17,500,000	(a)(b)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	December 31, 2010

WESTERN ASSET CALIFORNIA MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Water & Sewer — (continued)

Waterworks Revenue, SPA-JPMorgan Chase	0.300%	7/1/23	$5,000,000	$5,000,000	(a)(b)
Metropolitan Water District of Southern California, Waterworks Revenue:
SPA-Landesbank Hessen	0.320%	7/1/28	2,900,000	2,900,000	(a)(b)
SPA-Lloyds TSB Bank PLC	0.290%	7/1/36	7,000,000	7,000,000	(a)(b)
SPA-Lloyds TSB Bank PLC	0.290%	7/1/36	4,000,000	4,000,000	(a)(b)
Otay, CA, COP, Capital Projects, LOC-Landesbank Hessen	0.330%	9/1/26	700,000	700,000	(a)(b)
Sacramento County, CA, Sanitation District Financing Authority Revenue:
LIQ-Bank of America N.A.	0.280%	12/1/37	100,000	100,000	(a)(b)
LOC-U.S. Bank N.A.	0.320%	12/1/40	2,100,000	2,100,000	(a)(b)
Sacramento, CA, Suburban Water District, COP, LOC-Lloyds TSB Bank PLC	0.290%	11/1/28	7,620,000	7,620,000	(a)(b)
San Diego County, CA, Water Authority, TECP:
LOC-BNP Paribas	0.310%	1/6/11	3,550,000	3,550,000
LOC-BNP Paribas	0.300%	1/11/11	27,000,000	27,000,000
LOC-BNP Paribas	0.350%	2/9/11	9,400,000	9,400,000
LOC-BNP Paribas	0.310%	3/8/11	9,650,000	9,650,000
Turlock, CA, COP, Capital Improvement & Refunding Project, LOC-Societe Generale	0.270%	1/1/31	2,825,000	2,825,000	(a)(b)
West Basin, CA, Municipal Water District Revenue, COP, SPA-Dexia Credit Local	0.330%	8/1/21	8,885,000	8,885,000	(a)(b)

Total Water & Sewer				191,840,000

TOTAL INVESTMENTS — 100.0% (Cost — $1,769,758,395#)				1,769,758,395
Other Assets in Excess of Liabilities — 0.0%				517,497

TOTAL NET ASSETS — 100.0%				$1,770,275,892

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.
(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Maturity date shown represents the mandatory tender date.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ABAG	-	Association of Bay Area Governments
AGM	-	Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	-	American Municipal Bond Assurance Corporation - Insured Bonds
BAN	-	Bond Anticipation Notes
CDA	-	Communities Development Authority
COP	-	Certificates of Participation
EFA	-	Educational Facilities Authority
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority
IDR	-	Industrial Development Revenue
LIQ	-	Liquidity Facility
LOC	-	Letter of Credit
MFA	-	Municipal Finance Authority
MFH	-	Multi-Family Housing
MTA	-	Metropolitan Transportation Authority
MUD	-	Municipal Utility District
NATL	-	National Public Finance Guarantee Corporation - Insured Bonds

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	December 31, 2010

WESTERN ASSET CALIFORNIA MUNICIPAL MONEY MARKET FUND

PCFA	-	Pollution Control Financing Authority
PCR	-	Pollution Control Revenue
RDA	-	Redevelopment Agency
SPA	-	Standby Bond Purchase Agreement - Insured Bonds
TECP	-	Tax Exempt Commercial Paper
TRAN	-	Tax and Revenue Anticipation Note
USD	-	Unified School District

Ratings Table*

S&P/Moody’s/Fitch**

A-1	83.3%
VMIG1	10.2
F-1	3.8
SP-1	1.6
AA/Aa	0.8
P-1	0.3

100.0%

* As a percentage of total investments.

** S&P primary rating; Moody’s secondary, then Fitch. The ratings shown are based on each portfolio security’s rating as determined by S&P, Moody’s or Fitch, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.
See pages 10 through 12 for definitions of ratings.

See Notes to Schedule of Investments.

Bond ratings

The definitions of the applicable rating symbols are set forth below:

Long-term security ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA	—	An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A	—

An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	—

An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB	—

An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	—

An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC	—

An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	—	An obligation rated “CC” is currently highly vulnerable to nonpayment.
C	—	The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.
D	—

An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of on obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
Aa	—	Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
A	—	Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
Baa	—	Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.
Ba	—	Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
B	—	Obligations rated “B” are considered speculative and are subject to high credit risk.

Caa	—	Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
Ca	—	Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.
C	—	Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—

Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	—

Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	—

Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB	—

Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB	—

Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B	—

Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC	—	Default is a real possibility.
CC	—	Default of some kind appears probable.
C	—	Default is imminent or inevitable, or the issuer is in standstill.
NR	—	indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1	—

A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	—

A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	—	A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1	—

A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Short-term security ratings (unaudited) (cont’d)

A-2	—

A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	—

A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	—

A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1	—

Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2	—

This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3	—

This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1	—

Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	—	This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.
MIG 3	—	This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG	—	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.
P-2	—	Have a strong ability to repay short-term debt obligations.
P-3	—	Have an acceptable ability to repay short-term debt obligations.
NP	—	Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1	—	Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2	—	Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.
F3	—	Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.
NR	—	Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset California Municipal Money Market Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

On July 14, 2010, the Board of Trustees of the Fund has approved a plan to liquidate and terminate the Fund. The plan of liquidation provides that the Fund will cease its business, liquidate its assets and distribute its liquidation proceeds to all shareholders of record of the Fund. Final liquidation of the Fund will occur no later than June 30, 2012 and will be coordinated to coincide with the launch of alternate investment products for cash sweep clients and customers of Morgan Stanley Smith Barney, for which the Fund currently serves as a sweep vehicle.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Short-term investments†	-	$ 1,769,758,395	-	$ 1,769,758,395

† See Schedule of Investments for additional detailed categorizations.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting California.

(c) Credit and Market Risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2010, the Fund did not invest in derivative instruments and does not have any intention to do so in the future.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	February 25, 2011

By:	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer

Date:	February 25, 2011